RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Office rental expense	$ 18,573		$ 16,944		$ 15,373
Purchase of property and equipment	283,998		236,555		119,660
Chin Son, Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Purchase of property and equipment			1,756	[1]
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense	428		461		298
Management fee expense					3
Office rental expense					3
Purchase of property and equipment	351		307
Service fee expense					(24)	[2]
Software license fee expense	312
Other service fee income	43		43		14
Rooms and food and beverage income					3
Lisboa Holdings Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	1,157	[1]	1,493	[1]	1,106	[1]
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Advertising and promotional expenses	5		9
Consultancy fee expense	483		509		570
Management fee expense	14		14		14
Office rental expense	586		533		533
Operating and office supplies expenses	32		68		160
Purchase of property and equipment	1,479		186		1,287
Repairs and maintenance expenses					236
Service fee expense	646	[3]	502	[3]	524	[3]
Other service fee income	345		307		254
Rooms and food and beverage income	161		221		13
MCE Charity Association [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Donation expense			120	[4]
MGM Grand Paradise Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Operating and office supplies expenses					3	[1]
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	136	[1]	124	[1]	212	[1]
Operating and office supplies expenses	20	[1]	20	[1]	18	[1]
Purchase of property and equipment			6	[1]
Repairs and maintenance expenses	3	[1]
Traveling expense	2,976	[1],[5]	2,794	[1],[5]	2,750	[1],[5]
Rooms and food and beverage income	77	[1]	445	[1]	64	[1]
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	1,711	[1]	2,008	[1]	1,433	[1]
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense					158	[1]
Traveling expense capitalized in construction in progress	1	[1],[5]	2	[1],[5]
Traveling expense	327	[1],[5]	482	[1],[5]
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Advertising and promotional expenses	88	[1]	116	[1]	75	[1]
Office rental expense	1,404	[1]	807	[1]	259	[1]
Service fee expense	216	[1]	113	[1]
Traveling expense capitalized in construction in progress	8	[5]			3	[5]
Traveling expense	33	[5]	115	[5]	792	[5]
Crown [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Consultancy fee capitalized in deferred financing costs	222
Interest expense			97		86
Other service fee income			4
Rooms and food and beverage income			39
Melco [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Development costs	3,000
Interest expense			174		156
Other service fee income					23
Rooms and food and beverage income			$ 15		$ 39

[1]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[2]	The negative amount including reversal of over-accrual of related expense during the year.
[3]	The amounts mainly represent the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company's Chief Executive Officer.
[4]	An association of which certain subsidiaries of the Company are directors.
[5]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.